Form N-1A Cover	Jul. 11, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 11, 2025
Prospectus Date	Aug. 01, 2024